UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: _________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GSCP (NJ), L.P.
Address:      500 Campus Dr., Suite 220
              Florham Park, NJ  07932

Form 13F File Number:  28-10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Vice President Finance
Phone:   973-593-5413

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.      Florham Park, NJ              8/15/07
---------------------------   -----------------------     ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entities in this list, omit this section.]

     Form 13F File Number          Name

     28-
        ---------------------      ----------------------------
        [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 9
                                        ----------------------

Form 13F Information Table Value Total: $58,120
                                        ----------------------
                                            (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number          Name

               28-
    ------        ---------------------      ----------------------------

    [Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE



        Column 1           Column 2       Column 3      Column 4         Column 5          Column 6     Column 7       Column 8
  ------------------    --------------  -------------  -----------  -------------------  ------------- ----------- -----------------
                                                          VALUE     SHRS OR    SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT    PRN CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
     --------------     --------------      -----       --------    -------    --- ----   ----------    --------   ----  ------ ----

------------------------------------------------------------------------------------------------------------------------------------
Exide Technologies            Com         302051206      15,270     1,641,900  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Owens Corning                 Com         690742101         420        12,500  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Cherokee International Corp.  Com         164450108      24,800     5,020,148  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Ram Holdings Ltd.             Com         G7368R104      16,523     1,049,059  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Time Warner Cable Inc.        CL A        88732J108         595        15,201  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Leucadia National Corp.       Com         527288104         353        10,000  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Beazer Homes USA, Inc.        Com         07556Q105         123         5,000  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Gentek Holding, LLC           Com         37245X203          36         1,028  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------

Northwest Airlines, Inc.      Com         667280101           0         6,000  SH           Sole          None          Sole

------------------------------------------------------------------------------------------------------------------------------------


[Repeat as necessary]